Receivables (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 333,008	$ 213,346
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	83,962
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	129,227	49,385
Interest receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	4,453	162,316
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 115,366	$ 1,645